Trade Receivables, Net - Summary of Movement of Allowance for Doubtful Trade Receivables (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [Line Items]
Beginning balance	$ 155,389	$ 5,195	$ 64,901	$ 53,709
Impairment losses recognized				13,629
Net remeasurement of loss allowance	(38,277)	(1,280)	150,128
Reclassification to loss allowance of other receivables	(5,877)	(196)
Acquisition through business combinations	25,553	855	3,482
Amounts written off			(60,109)	(34)
Effect of foreign currency exchange differences	(291)	(10)	(3,013)	(2,403)
Ending balance	$ 136,497	$ 4,564	155,389	64,901
Impaired individually [member]
Disclosure of financial assets [Line Items]
Beginning balance			25,130	16,453
Impairment losses recognized				9,527
Effect of foreign currency exchange differences				(850)
Ending balance				25,130
Impaired collectively [member]
Disclosure of financial assets [Line Items]
Beginning balance			$ 39,771	37,256
Impairment losses recognized				4,102
Amounts written off				(34)
Effect of foreign currency exchange differences				(1,553)
Ending balance				$ 39,771